Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

The following table presents basic and diluted earnings per share:

	For the six month ended June 30, 2018	For the six month ended June 30, 2017
Net income / (loss) attributable to Despegar.com Corp.	17,598	18,801
Earnings per share attributable to Despegar.com Corp.
Basic	0.25	0.32
Diluted	0.25	0.32
Weighted average number of shares outstanding
Basic	69,142	58,518
Dilutive effect of restricted stock units	10	91